Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,843,000
Previously Paid Amount	0.00
Total Fee Amount	3,118.34
Total Offset Amount	0.00
Net Fee	3,118.34
Narrative - Max Aggregate Offering Price	$ 35,843,000
Final Prospectus	true